TRADE PAYABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of TRADE PAYABLES [Line Items]
Trade payables	¥ 61,084	¥ 84,257